Selected Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Information

2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$688,772	$760,460	$708,544	$695,733
Gross profit	120,766	123,708	108,559	97,556
Consolidated net income	45,287	1,653	8,099	21,459
Net income attributable to Cooper-Standard Holdings Inc.	44,935	19,022	15,658	23,229
Net income available to Cooper-Standard Holdings Inc. common stockholders	34,533	13,749	11,080	15,871
Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.97	$0.78	$0.63	$0.90
Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.78	$0.71	$0.58	$0.84

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$765,264	$734,501	$684,029	$697,108
Gross profit	121,658	114,447	103,073	99,710
Consolidated net income	24,146	75,782	10,358	(11,470)
Net income (loss) attributable to Cooper-Standard Holdings Inc.	23,787	77,316	11,624	(9,923)
Net income (loss) available to Cooper-Standard Holdings Inc. common stockholders	17,186	61,315	8,037	(12,002)
Basic net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.97	$3.49	$0.46	$(0.70)
Diluted net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.90	$3.28	$0.44	$(0.70)